Shareholder Report, Holdings (Details) - C000222147	Jul. 31, 2026
Illumina9424859
Holdings [Line Items]
Percent of Total Investments	3.70%
Cognex9424848
Holdings [Line Items]
Percent of Total Investments	3.70%
Banco Santander9424814
Holdings [Line Items]
Percent of Total Investments	3.30%
Amazon.com9424829
Holdings [Line Items]
Percent of Total Investments	3.00%
Franco-Nevada9424856
Holdings [Line Items]
Percent of Total Investments	3.00%
Regeneron Pharmaceuticals9424871
Holdings [Line Items]
Percent of Total Investments	2.90%
NVIDIA9424869
Holdings [Line Items]
Percent of Total Investments	2.80%
SLB9424873
Holdings [Line Items]
Percent of Total Investments	2.70%
Shell PLC9424825
Holdings [Line Items]
Percent of Total Investments	2.70%
FANUC9424802
Holdings [Line Items]
Percent of Total Investments	2.60%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Spain
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
United States
Holdings [Line Items]
Percent of Net Asset Value	57.20%